UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors,
400 Howard Street, San Francisco, CA 94105
Name and address of agent for service: The Corporation Trust Company,
1209 Orange Street, Wilmington, DE 19801
Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
07/31/2025
Date of reporting period:
01/31/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares Large Cap Max Buffer Jun ETF
MAXJ | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Large Cap Max Buffer Jun ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Jun ETF	$24(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	5.65%	6.66%
S&P Total Market Index	10.35	12.38
S&P 500® Index	10.12	11.46
Key Fund statistics
Net Assets	$129,080,619
Number of Portfolio Holdings	5
Portfolio Turnover Rate	1%
The inception date of the Fund was June 28, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	101.3%
Purchased Put Options	1.3%
Futures	(0.0	)%(c)
Written Call Options	(4.2)%
Money Market Funds	1.5%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	30.7%
Financials	14.1%
Consumer Discretionary	11.4%
Health Care	10.5%
Communication Services	9.9%
Industrials	8.3%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.3%
Real Estate	2.1%
Materials	2.0%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to greater than (0.1)%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Max Buffer Jun ETF
Semi-Annual Shareholder Report — January 31, 2025
MAXJ-01/25-SAR

iShares Large Cap Max Buffer Sep ETF
SMAX | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Large Cap Max Buffer Sep ETF (the “Fund”) for the period of September 30, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Sep ETF	$16(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
Key Fund statistics
Net Assets	$140,240,841
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.2%
Purchased Put Options	2.7%
Futures	(0.0	)%(c)
Written Call Options	(4.4)%
Money Market Funds	1.4%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	30.7%
Financials	14.1%
Consumer Discretionary	11.4%
Health Care	10.5%
Communication Services	9.9%
Industrials	8.3%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.3%
Real Estate	2.1%
Materials	2.0%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to greater than (0.1)%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Max Buffer Sep ETF
Semi-Annual Shareholder Report — January 31, 2025
SMAX-01/25-SAR

iShares Large Cap Max Buffer Dec ETF
DMAX | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Large Cap Max Buffer Dec ETF (the “Fund”) for the period of December 31, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Dec ETF	$4(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
Key Fund statistics
Net Assets	$50,332,967
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.3%
Purchased Put Options	3.8%
Futures	0.0	%(c)
Written Call Options	(4.4)%
Money Market Funds	1.2%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	30.7%
Financials	14.1%
Consumer Discretionary	11.4%
Health Care	10.5%
Communication Services	9.9%
Industrials	8.3%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.3%
Real Estate	2.1%
Materials	2.0%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Max Buffer Dec ETF
Semi-Annual Shareholder Report — January 31, 2025
DMAX-01/25-SAR

iShares Large Cap Accelerated ETF
TWOX | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Large Cap Accelerated ETF (the “Fund”) for the period of January 15, 2025 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Accelerated ETF	$2(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
Key Fund statistics
Net Assets	$12,163,430
Number of Portfolio Holdings	5
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.3%
Purchased Call Options	3.5%
Futures	0.0	%(c)
Written Call Options	(3.2)%
Money Market Funds	0.3%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	30.7%
Financials	14.1%
Consumer Discretionary	11.4%
Health Care	10.5%
Communication Services	9.9%
Industrials	8.3%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.3%
Real Estate	2.1%
Materials	2.0%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Accelerated ETF
Semi-Annual Shareholder Report — January 31, 2025
TWOX-01/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

JANUARY 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

•	iShares Large Cap Accelerated ETF | TWOX | Cboe BZX Exchange

•	iShares Large Cap Max Buffer Jun ETF | MAXJ | Cboe BZX Exchange

•	iShares Large Cap Max Buffer Sep ETF | SMAX | Cboe BZX Exchange

•	iShares Large Cap Max Buffer Dec ETF | DMAX | Cboe BZX Exchange

2

Schedule of Investments (unaudited) January 31, 2025	iShares® Large Cap Accelerated ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 99.3%
iShares Core S&P 500 ETF(a)(b)	19,979	$12,080,502

Total Long-Term Investments — 99.3% (Cost: $11,928,220)		12,080,502

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(c)	39,926	39,926

Total Short-Term Securities — 0.3% (Cost: $39,926)		39,926

Options Purchased — 3.5% (Cost: $357,967)		422,200

Total Investments Before Options Written — 103.1% (Cost: $12,326,113)		12,542,628

Options Written — (3.2)%

(Premiums Received: $(320,654))		(397,309)

Total Investments Net of Options Written — 99.9% (Cost: $12,005,459)		12,145,319

Other Assets Less Liabilities — 0.1%		18,111

Net Assets — 100.0%		$12,163,430

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/15/25	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$39,926	(b)	$—	$—	$—	$39,926	39,926	$53	$—
iShares Core S&P 500 ETF	—		11,987,784		(59,589)	25	152,282	12,080,502	19,979	—	—

						$25	$152,282	$12,120,428		$53	$—

(a)	The Fund commenced operations on January 15, 2025.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	3	03/21/25	$91	$1,152

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Large Cap Accelerated ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
iShares Core S&P 500 ETF	201	04/01/25	USD	595.63	USD	12,154	$422,200

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)	Value

Call
iShares Core S&P 500 ETF	402	04/01/25	USD	613.26	USD 24,307	$(397,309)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Options Written	$	N/A	$(320,654)	$—	$(76,655)	$(397,309)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,152	$—	$—	$—	$1,152
Options purchased
Investments at value — unaffiliated(b)	—	—	422,200	—	—	—	422,200

	$—	$—	$423,352	$—	$—	$—	$423,352

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$397,309	$—	$—	$—	$397,309

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,152	$—	$—	$—	$1,152
Options purchased(a)	—	—	64,233	—	—	—	64,233
Options written	—	—	(76,655)	—	—	—	(76,655)

	$—	$—	$(11,270)	$—	$—	$—	$(11,270)

(a)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

4	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Large Cap Accelerated ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$91,009
Options:
Average value of option contracts purchased	$422,200
Average value of option contracts written	$397,309

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$12,080,502	$—	$—	$12,080,502
Short-Term Securities
Money Market Funds	39,926	—	—	39,926
Options Purchased
Equity Contracts	422,200	—	—	422,200

	$12,542,628	$—	$—	$12,542,628

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,152	$—	$—	$1,152
Liabilities
Equity Contracts	(397,309)	—	—	(397,309)

	$(396,157)	$—	$—	$(396,157)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) January 31, 2025	iShares® Large Cap Max Buffer Jun ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 101.3%
iShares Core S&P 500 ETF(a)(b)	216,297	$130,786,144

Total Long-Term Investments — 101.3% (Cost: $119,202,209)		130,786,144

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(c)	1,909,285	1,909,285

Total Short-Term Securities — 1.5% (Cost: $1,909,285)		1,909,285

Options Purchased — 1.3% (Cost: $5,789,647)		1,666,145

Total Investments Before Options Written — 104.1% (Cost: $126,901,141)		134,361,574

Options Written — (4.2)%

(Premiums Received: $(2,702,845))		(5,399,536)

Total Investments Net of Options Written — 99.9% (Cost: $124,198,296)		128,962,038

Other Assets Less Liabilities — 0.1%		118,581

Net Assets — 100.0%		$129,080,619

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$1,909,285	(a)	$—	$—	$—	$1,909,285	1,909,285	$48,926	$—
iShares Core S&P 500 ETF	70,706,550	91,795,558		(48,971,768)	5,791,918	11,463,886	130,786,144	216,297	1,174,952	—

					$5,791,918	$11,463,886	$132,695,429		$1,223,878	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	95	03/21/25	$2,882	$(41,502)

6	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Large Cap Max Buffer Jun ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put
iShares Core S&P 500 ETF	2,212	07/01/25	USD 547.23	USD 133,751	$1,666,145

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
iShares Core S&P 500 ETF	2,212	07/01/25	USD 608.19	USD 133,751	$(5,399,536)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Options Written	$	N/A	$(2,702,845)	$—	$(2,696,691)	$(5,399,536)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Options purchased
Investments at value — unaffiliated(a)	$—	$—	$1,666,145	$—	$—	$—	$1,666,145

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(b)	$—	$—	$41,502	$—	$—	$—	$41,502
Options written
Options written at value	—	—	5,399,536	—	—	—	5,399,536

	$—	$—	$5,441,038	$—	$—	$—	$5,441,038

(a)	Includes options purchased at value as reported in the Schedule of Investments.
(b)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Large Cap Max Buffer Jun ETF

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$430,042	$—	$—	$—	$430,042
Options purchased(a)(b)	—	—	(1,380,115)	—	—	—	(1,380,115)
Options written(a)	—	—	(1,240,205)	—	—	—	(1,240,205)

	$—	$—	$(2,190,278)	$—	$—	$—	$(2,190,278)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(36,885)	$—	$—	$—	$(36,885)
Options purchased(c)	—	—	(4,157,551)	—	—	—	(4,157,551)
Options written	—	—	(2,737,824)	—	—	—	(2,737,824)

	$—	$—	$(6,932,260)	$—	$—	$—	$(6,932,260)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$3,621,602
Options:
Average value of option contracts purchased	$3,509,805
Average value of option contracts written	$5,349,410

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$130,786,144	$—	$—	$130,786,144
Short-Term Securities
Money Market Funds	1,909,285	—	—	1,909,285
Options Purchased
Equity Contracts	1,666,145	—	—	1,666,145

	$134,361,574	$—	$—	$134,361,574

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(5,441,038)	$—	$—	$(5,441,038)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

8	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) January 31, 2025	iShares® Large Cap Max Buffer Sep ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 100.2%
iShares Core S&P 500 ETF(a)(b)	232,451	$140,553,822

Total Long-Term Investments — 100.2% (Cost: $134,099,208)		140,553,822

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(c)	1,914,625	1,914,625

Total Short-Term Securities — 1.4% (Cost: $1,914,625)		1,914,625

Options Purchased — 2.7% (Cost: $6,871,261)		3,850,861

Total Investments Before Options Written — 104.3% (Cost: $142,885,094)		146,319,308

Options Written — (4.4)%

(Premiums Received: $(4,876,914))		(6,239,223)

Total Investments Net of Options Written — 99.9% (Cost: $138,008,180)		140,080,085

Other Assets Less Liabilities — 0.1%		160,756

Net Assets — 100.0%		$140,240,841

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/24	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$1,914,625	(b)	$—	$—	$—	$1,914,625	1,914,625	$20,283	$—
iShares Core S&P 500 ETF	—		134,099,208		—	—	6,454,614	140,553,822	232,451	456,163	—

						$—	$6,454,614	$142,468,447		$476,446	$—

(a)	The Fund commenced operations on September 30, 2024.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	121	03/21/25	$3,671	$(48,017)

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Large Cap Max Buffer Sep ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put
iShares Core S&P 500 ETF	2,386	10/01/25	USD 576.82	USD 144,272	$3,850,861

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
iShares Core S&P 500 ETF	2,386	10/01/25	USD 622.45	USD 144,272	$(6,239,223)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Options Written	$	N/A	$(4,876,914)	$—	$(1,362,309)	$(6,239,223)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Options purchased
Investments at value — unaffiliated(a)	$—	$—	$3,850,861	$—	$—	$—	$3,850,861

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(b)	$—	$—	$48,017	$—	$—	$—	$48,017
Options written
Options written at value	—	—	6,239,223	—	—	—	6,239,223

	$—	$—	$6,287,240	$—	$—	$—	$6,287,240

(a)	Includes options purchased at value as reported in the Schedule of Investments.
(b)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$187,512	$—	$—	$—	$187,512

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(48,017)	$—	$—	$—	$(48,017)
Options purchased(a)	—	—	(3,020,400)	—	—	—	(3,020,400)
Options written	—	—	(1,362,309)	—	—	—	(1,362,309)

	$—	$—	$(4,430,726)	$—	$—	$—	$(4,430,726)

(a)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

10	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Large Cap Max Buffer Sep ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$3,513,854
Options:
Average value of option contracts purchased	$4,960,030
Average value of option contracts written	$4,920,462

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$140,553,822	$—	$—	$140,553,822
Short-Term Securities
Money Market Funds	1,914,625	—	—	1,914,625
Options Purchased
Equity Contracts	3,850,861	—	—	3,850,861

	$146,319,308	$—	$—	$146,319,308

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,287,240)	$—	$—	$(6,287,240)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) January 31, 2025	iShares® Large Cap Max Buffer Dec ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 99.3%
iShares Core S&P 500 ETF(a)(b)	82,659	$49,980,591

Total Long-Term Investments — 99.3% (Cost: $48,991,972)		49,980,591

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(c)	617,070	617,070

Total Short-Term Securities — 1.2% (Cost: $617,070)		617,070

Options Purchased — 3.8% (Cost: $2,319,214)		1,901,479

Total Investments Before Options Written — 104.3% (Cost: $51,928,256)		52,499,140

Options Written — (4.4)%

(Premiums Received: $(1,886,701))		(2,230,866)

Total Investments Net of Options Written — 99.9% (Cost: $50,041,555)		50,268,274

Other Assets Less Liabilities — 0.1%		64,693

Net Assets — 100.0%		$50,332,967

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/24	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$617,070	(b)	$—	$—	$—	$617,070	617,070	$813	$—
iShares Core S&P 500 ETF	—		49,010,221		(18,141)	(108)	988,619	49,980,591	82,659	—	—

						$(108)	$988,619	$50,597,661		$813	$—

(a)	The Fund commenced operations on December 31, 2024.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	45	03/21/25	$1,365	$21,261

12	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Large Cap Max Buffer Dec ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put
iShares Core S&P 500 ETF	849	01/02/26	USD 588.68	USD 51,336	$1,901,479

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
iShares Core S&P 500 ETF	849	01/02/26	USD 638.13	USD 51,336	$(2,230,866)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Options Written	$	N/A	$(1,886,701)	$—	$(344,165)	$(2,230,866)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$21,261	$—	$—	$—	$21,261
Options purchased
Investments at value — unaffiliated(b)	—	—	1,901,479	—	—	—	1,901,479

	$—	$—	$1,922,740	$—	$—	$—	$1,922,740

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$2,230,866	$—	$—	$—	$2,230,866

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$21,261	$—	$—	$—	$21,261
Options purchased(a)	—	—	(417,735)	—	—	—	(417,735)
Options written	—	—	(344,165)	—	—	—	(344,165)

	$—	$—	$(740,639)	$—	$—	$—	$(740,639)

(a)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Large Cap Max Buffer Dec ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,365,131
Options:
Average value of option contracts purchased	$1,901,479
Average value of option contracts written	$2,230,866

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$49,980,591	$—	$—	$49,980,591
Short-Term Securities
Money Market Funds	617,070	—	—	617,070
Options Purchased
Equity Contracts	1,901,479	—	—	1,901,479

	$52,499,140	$—	$—	$52,499,140

Derivative Financial Instruments(a)
Assets
Equity Contracts	$21,261	$—	$—	$21,261
Liabilities
Equity Contracts	(2,230,866)	—	—	(2,230,866)

	$(2,209,605)	$—	$—	$(2,209,605)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

14	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited)

January 31, 2025

	iShares Large Cap Accelerated ETF	iShares Large Cap Max Buffer Jun ETF	iShares Large Cap Max Buffer Sep ETF	iShares Large Cap Max Buffer Dec ETF

ASSETS
Investments, at value — unaffiliated(a)	$422,200	$1,666,145	$3,850,861	$1,901,479
Investments, at value — affiliated(b)	12,120,428	132,695,429	142,468,447	50,597,661
Cash	14,781	18,429	19,508	7,144
Cash pledged:
Futures contracts	6,000	162,000	206,000	77,000
Receivables:
Dividends — affiliated	53	7,605	6,361	813

Total assets	12,563,462	134,549,608	146,551,177	52,584,097

LIABILITIES
Options written, at value(c)	397,309	5,399,536	6,239,223	2,230,866
Payables:
Investment advisory fees	2,243	54,253	51,753	13,064
Variation margin on futures contracts	480	15,200	19,360	7,200

Total liabilities	400,032	5,468,989	6,310,336	2,251,130

Commitments and contingent liabilities

NET ASSETS	$12,163,430	$129,080,619	$140,240,841	$50,332,967

NET ASSETS CONSIST OF:
Paid-in capital	$12,024,803	$121,003,179	$138,073,410	$50,097,345
Accumulated earnings	138,627	8,077,440	2,167,431	235,622

NET ASSETS	$12,163,430	$129,080,619	$140,240,841	$50,332,967

NET ASSET VALUE

Shares outstanding	480,000	4,880,000	5,520,000	2,000,000

Net asset value	$25.34	$26.45	$25.41	$25.17

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$357,967	$5,789,647	$6,871,261	$2,319,214
(b) Investments, at cost — affiliated	$11,968,146	$121,111,494	$136,013,833	$49,609,042
(c) Premiums received	$320,654	$2,702,845	$4,876,914	$1,886,701

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	15

Statements of Operations (unaudited)

Six Months Ended January 31, 2025

	iShares Large Cap Accelerated ETF(a)	iShares Large Cap Max Buffer Jun ETF	iShares Large Cap Max Buffer Sep ETF(b)	iShares Large Cap Max Buffer Dec ETF(c)

INVESTMENT INCOME
Dividends — affiliated	$53	$1,223,878	$476,446	$813
Interest — unaffiliated	3	6,040	5,989	—

Total investment income	56	1,229,918	482,435	813

EXPENSES
Investment advisory	2,385	383,483	199,150	13,902
Interest expense	224	40	153	—

Total expenses	2,609	383,523	199,303	13,902

Less:
Investment advisory fees waived	(143)	(23,801)	(12,279)	(839)

Total expenses after fees waived	2,466	359,722	187,024	13,063

Net investment income (loss)	(2,410)	870,196	295,411	(12,250)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(66,850)	—	—
Investments — affiliated	25	(7,771)	—	(108)
Options written	—	(40,068)	—	—
Futures contracts	—	430,042	187,512	—
In-kind redemptions — unaffiliated(d)	—	(2,513,402)	—	—
In-kind redemptions — affiliated(d)	—	5,799,689	—	—

	25	3,601,640	187,512	(108)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	64,233	(4,157,551)	(3,020,400)	(417,735)
Investments — affiliated	152,282	11,463,886	6,454,614	988,619
Options written	(76,655)	(2,737,824)	(1,362,309)	(344,165)
Futures contracts	1,152	(36,885)	(48,017)	21,261

	141,012	4,531,626	2,023,888	247,980

Net realized and unrealized gain	141,037	8,133,266	2,211,400	247,872

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$138,627	$9,003,462	$2,506,811	$235,622

(a)	For the period from January 15, 2025 (commencement of operations) to January 31, 2025.
(b)	For the period from September 30, 2024 (commencement of operations) to January 31, 2025.
(c)	For the period from December 31, 2024 (commencement of operations) to January 31, 2025.
(d)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

16	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	iShares Large Cap Accelerated ETF	iShares Large Cap Max Buffer Jun ETF

	Period From 01/15/25(a) to 01/31/25 (unaudited)	Six Months Ended 01/31/25 (unaudited)		Period From 06/28/24(a) to 07/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(2,410)	$870,196		$(14,730)
Net realized gain	25	3,601,640		9
Net change in unrealized appreciation (depreciation)	141,012	4,531,626		190,614

Net increase in net assets resulting from operations	138,627	9,003,462		175,893

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	(1,116,641	)(c)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	12,024,803	48,506,370		72,511,535

NET ASSETS
Total increase in net assets	12,163,430	56,393,191		72,687,428
Beginning of period	—	72,687,428		—

End of period	$12,163,430	$129,080,619		$72,687,428

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	17

Statements of Changes in Net Assets (continued)

	iShares Large Cap Max Buffer Sep ETF		iShares Large Cap Max Buffer Dec ETF

	Period From 09/30/24(a) to 01/31/25 (unaudited)		Period From 12/31/24(a) to 01/31/25 (unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$295,411		$(12,250)
Net realized gain (loss)	187,512		(108)
Net change in unrealized appreciation (depreciation)	2,023,888		247,980

Net increase in net assets resulting from operations	2,506,811		235,622

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(339,380	)(c)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	138,073,410		50,097,345

NET ASSETS
Total increase in net assets	140,240,841		50,332,967
Beginning of period	—		—

End of period	$140,240,841		$50,332,967

(a)	Commencement of operations.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

18	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	iShares Large Cap Accelerated ETF

	Period From 01/15/25 to 01/31/25 (unaudited	(a) )

Net asset value, beginning of period	$25.00

Net investment loss(b)	(0.01)
Net realized and unrealized gain(c)	0.35

Net increase from investment operations	0.34

Net asset value, end of period	$25.34

Total Return(d)
Based on net asset value	1.36	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)(h)

Total expenses after fees waived	0.47	%(g)(h)

Net investment loss	(0.45	)%(g)(h)

Supplemental Data
Net assets, end of period (000)	$12,164

Portfolio turnover rate	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)

Interest expense was not annualized in the calculation of the ratios. If interest expense was annualized, the total expenses, total expenses after fees waived and net investment loss would have been 0.55%, 0.52% and (0.50)%, respectively.

(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Large Cap Max Buffer Jun ETF

	Six Months Ended 01/31/25 (unaudited	)	Period From 06/28/24 to 07/31/24	(a)

Net asset value, beginning of period	$25.24		$25.00

Net investment income (loss)(b)	0.15		(0.01)
Net realized and unrealized gain(c)	1.27		0.25

Net increase from investment operations	1.42		0.24

Distributions from net investment income(d)	(0.21	)(e)	—

Net asset value, end of period	$26.45		$25.24

Total Return(f)
Based on net asset value	5.65	%(g)	0.95	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.50	%(i)	0.50	%(i)(j)

Total expenses after fees waived	0.47	%(i)	0.47	%(i)(j)

Net investment income (loss)	1.13	%(i)	(0.42	)%(i)(j)

Supplemental Data
Net assets, end of period (000)	$129,081		$72,687

Portfolio turnover rate	1	%(k)	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)

Interest expense was not annualized in the calculation of the ratios. If interest expense was annualized, the total expenses, total expenses after fees waived and net investment loss would have been 0.51%, 0.48% and (0.43)%, respectively.

(k)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Large Cap Max Buffer Sep ETF

	Period From 09/30/24 to 01/31/25 (unaudited	(a) )

Net asset value, beginning of period	$25.00

Net investment income(b)	0.06
Net realized and unrealized gain(c)	0.42

Net increase from investment operations	0.48

Distributions from net investment income(d)	(0.07	)(e)

Net asset value, end of period	$25.41

Total Return(f)
Based on net asset value	1.89	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.50	%(i)

Total expenses after fees waived	0.47	%(i)

Net investment income	0.74	%(i)

Supplemental Data
Net assets, end of period (000)	$140,241

Portfolio turnover rate	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Large Cap Max Buffer Dec ETF

	Period From 12/31/24 to 01/31/25 (unaudited	(a) )

Net asset value, beginning of period	$25.00

Net investment loss(b)	(0.01)
Net realized and unrealized gain(c)	0.18

Net increase from investment operations	0.17

Net asset value, end of period	$25.17

Total Return(d)
Based on net asset value	0.67	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)

Total expenses after fees waived	0.47	%(g)

Net investment loss	(0.44	)%(g)

Supplemental Data
Net assets, end of period (000)	$50,333

Portfolio turnover rate	0	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Rounds to less than 0.5%.

See notes to financial statements.

22	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Large Cap Accelerated(a)	Non-Diversified
Large Cap Max Buffer Jun	Non-Diversified
Large Cap Max Buffer Sep(b)	Non-Diversified
Large Cap Max Buffer Dec(c)	Non-Diversified

(a)	The Fund commenced operations on January 15, 2025.
(b)	The Fund commenced operations on September 30, 2024.
(c)	The Fund commenced operations on December 31, 2024.

Currently the Funds seek to achieve their investment objective by investing a substantial portion of their assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Flexible Exchange Options (“FLEX Options”) are valued at the last executed trade price on the options market in which the options trade. If there were no executed trades, FLEX Options are valued by an independent pricing service using a mathematical model, such as Black-Scholes model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the

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Notes to Financial Statements (unaudited) (continued)

difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Options: An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Options. FLEX Options provide the Funds with the ability to customize key option contract terms such as strike price, style and expiration date, while avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds invest are European-style, which are exercisable at the strike price only on the expiration date. The FLEX Options traded by the Funds are listed on the Chicago Board Options Exchange (“CBOE”). Although each Fund will generally utilize FLEX Options that are physically settled, a fund may also utilize FLEX Options that are cash-settled. Cash-settled options give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option.

The Funds will purchase and sell call and put European-style FLEX Options. A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. A European-style put option gives the seller (holder) of the option the right (but not the obligation) to sell, and obligates the buyer (writer) to buy (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write put options, cash is segregated in an amount sufficient to cover the obligations. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Large Cap Accelerated	0.50%
Large Cap Max Buffer Jun	0.50
Large Cap Max Buffer Sep	0.50
Large Cap Max Buffer Dec	0.50

Expense Waivers: BFA, the investment adviser to iShares Large Cap Accelerated ETF, has contractually agreed to waive a portion of its management fees to the Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA, or its affiliates, through November 30, 2030. The contractual waiver may be terminated prior to November 30, 2030, only upon written agreement of the Trust and BFA.

BFA, the investment adviser to iShares Large Cap Max Buffer Jun ETF, iShares Large Cap Max Buffer Sep ETF and iShares Large Cap Max Buffer Dec ETF, has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other funds advised by BFA, or its affiliates, through November 30, 2029. The contractual waiver may be terminated prior to November 30, 2029, only upon written agreement of the Trust and BFA. These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended January 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived
Large Cap Accelerated	$143
Large Cap Max Buffer Jun	23,801
Large Cap Max Buffer Sep	12,279
Large Cap Max Buffer Dec	839

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

6.	PURCHASES AND SALES

For the period ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Large Cap Accelerated	$11,987,784	$59,589
Large Cap Max Buffer Jun	91,795,558	1,138,488
Large Cap Max Buffer Sep	134,236,062	—
Large Cap Max Buffer Dec	49,143,755	18,141

For the period ended January 31, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Large Cap Max Buffer Jun	$—	$49,143,930

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Accelerated	$12,326,113	$217,667	$(76,655)	$141,012
Large Cap Max Buffer Jun	126,901,141	11,583,935	(6,861,695)	4,722,240
Large Cap Max Buffer Sep	142,885,094	6,454,614	(4,430,726)	2,023,888
Large Cap Max Buffer Dec	51,928,256	1,009,880	(761,900)	247,980

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual

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Notes to Financial Statements (unaudited) (continued)

results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

FLEX Options Risk: FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of the Funds. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Funds at prices that reflect the market price of the Funds’ shares, the Funds’ NAV and, in turn the share prices of the Funds, could be negatively impacted.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 01/31/25		Period from 01/08/25(a) to 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
Large Cap Accelerated(b)
Shares sold	480,000	$12,024,803	—	$—

Large Cap Max Buffer Jun
Shares sold	3,800,000	$95,811,958	2,880,000	$72,511,535
Shares redeemed	(1,800,000)	(47,305,588)	—	—

	2,000,000	$48,506,370	2,880,000	$72,511,535

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

	Period Ended 01/31/25		Period from 01/08/25(a) to 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
Large Cap Max Buffer Sep(c)
Shares sold	5,520,000	$138,073,410	—	$—

Large Cap Max Buffer Dec(d)
Shares sold	2,000,000	$50,097,345	—	$—

(a)	Commencement of operations.
(b)	Commencement of operations was January 15, 2025.
(c)	Commencement of operations was September 30, 2024.
(d)	Commencement of operations was December 31, 2024.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

28	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	29

Board Review and Approval of Investment Advisory Contract

iShares Large Cap Accelerated ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement. At a meeting held on December 9-11, 2024 the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a similar investment strategy or investment mandate as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided

30	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.

iShares Large Cap Max Buffer Sep ETF, iShares Large Cap Max Buffer Dec ETF (each, the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement. At a meeting held on June 3-5, 2024, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	31

Board Review and Approval of Investment Advisory Contract (continued)

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a similar investment strategy or investment mandate. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.

32	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in these Financial Statements

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	33

Additional Financial Information

Schedules of Investments (Unaudited)

January 31, 2025

Statements of Assets and Liabilities (Unaudited)

January 31, 2025

iShares Trust

iShares Core S&P 500 ETF | IVV | NYSE Arca

Schedule of Investments (unaudited) January 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Axon Enterprise, Inc.(a)	849,586	$554,082,997
Boeing Co. (The)(a)(b)	8,767,393	1,547,620,212
GE Aerospace	12,692,884	2,583,890,396
General Dynamics Corp.	3,026,422	777,729,926
Howmet Aerospace, Inc.(b)	4,764,533	603,094,587
Huntington Ingalls Industries, Inc.	458,333	90,410,768
L3Harris Technologies, Inc.	2,224,381	471,591,016
Lockheed Martin Corp.	2,474,100	1,145,384,595
Northrop Grumman Corp.	1,606,156	782,631,634
RTX Corp.	15,609,837	2,012,888,481
Textron, Inc.(b)	2,176,243	166,504,352
TransDigm Group, Inc.	659,451	892,461,416

		11,628,290,380

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,384,490	137,742,910
Expeditors International of Washington, Inc.	1,641,664	186,460,197
FedEx Corp.	2,636,134	698,232,813
United Parcel Service, Inc., Class B	8,577,331	979,788,520

		2,002,224,440

Automobile Components — 0.0%
Aptiv plc(a)(b)	2,756,435	172,056,673
BorgWarner, Inc.	2,561,640	81,716,316

		253,772,989

Automobiles — 2.4%
Ford Motor Co.	45,778,570	461,447,985
General Motors Co.	12,895,797	637,826,120
Tesla, Inc.(a)	32,752,725	13,251,752,535

		14,351,026,640

Banks — 3.6%
Bank of America Corp.	78,287,551	3,624,713,611
Citigroup, Inc.	22,180,302	1,806,141,992
Citizens Financial Group, Inc.	5,168,436	245,862,501
Fifth Third Bancorp	7,863,966	348,452,333
Huntington Bancshares, Inc.	17,028,316	292,887,035
JPMorgan Chase & Co.	33,017,632	8,825,613,034
KeyCorp	11,625,152	209,020,233
M&T Bank Corp.	1,945,882	391,589,294
PNC Financial Services Group, Inc. (The)	4,653,376	935,095,907
Regions Financial Corp.	10,658,939	262,636,257
Truist Financial Corp.	15,568,849	741,388,589
US Bancorp	18,295,682	874,167,686
Wells Fargo & Co.	39,047,471	3,076,940,715

		21,634,509,187

Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	2,133,278	70,419,507
Coca-Cola Co. (The)	45,468,729	2,886,354,917
Constellation Brands, Inc., Class A	1,830,949	331,035,579
Keurig Dr Pepper, Inc.	13,203,779	423,841,306
Molson Coors Beverage Co., Class B	2,045,929	112,014,613
Monster Beverage Corp.(a)(b)	8,211,947	400,003,938
PepsiCo, Inc.	16,090,358	2,424,656,047

		6,648,325,907

Biotechnology — 1.6%
AbbVie, Inc.	20,724,594	3,811,252,837
Amgen, Inc.	6,304,058	1,799,304,234
Biogen, Inc.(a)	1,707,920	245,820,926
Gilead Sciences, Inc.	14,615,909	1,420,666,355
Incyte Corp.(a)	1,873,330	138,926,153
Moderna, Inc.(a)(b)	3,972,677	156,602,927

Security	Shares	Value

Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(a)	1,234,604	$830,863,800
Vertex Pharmaceuticals, Inc.(a)(b)	3,020,239	1,394,383,941

		9,797,821,173

Broadline Retail — 4.4%
Amazon.com, Inc.(a)(b)	109,752,595	26,085,996,779
eBay, Inc.	5,617,595	379,075,311

		26,465,072,090

Building Products — 0.5%
A O Smith Corp.	1,395,185	93,895,950
Allegion plc	1,020,124	135,401,059
Builders FirstSource, Inc.(a)(b)	1,349,690	225,776,143
Carrier Global Corp.	9,785,891	639,801,554
Johnson Controls International plc	7,834,308	611,076,024
Lennox International, Inc.(b)	376,001	222,750,512
Masco Corp.	2,530,252	200,598,379
Trane Technologies plc	2,639,029	957,307,770

		3,086,607,391

Capital Markets — 3.3%
Ameriprise Financial, Inc.	1,137,768	618,217,620
Bank of New York Mellon Corp. (The)	8,526,997	732,724,852
BlackRock, Inc.(b)(c)	1,707,401	1,836,309,778
Blackstone, Inc., Class A	8,467,479	1,499,675,206
CBOE Global Markets, Inc.	1,227,733	250,862,684
Charles Schwab Corp. (The)	17,532,015	1,450,248,281
CME Group, Inc., Class A	4,226,202	999,581,297
FactSet Research Systems, Inc.	445,524	211,361,041
Franklin Resources, Inc.	3,621,952	80,552,212
Goldman Sachs Group, Inc. (The)	3,681,461	2,357,607,624
Intercontinental Exchange, Inc.	6,733,796	1,076,262,615
Invesco Ltd.	5,264,323	101,232,931
KKR & Co., Inc.	7,916,872	1,322,671,805
MarketAxess Holdings, Inc.	442,333	97,591,930
Moody’s Corp.	1,827,561	912,757,066
Morgan Stanley	14,548,258	2,013,915,355
MSCI, Inc.	919,115	548,500,259
Nasdaq, Inc.	4,853,249	399,616,523
Northern Trust Corp.	2,324,654	261,035,398
Raymond James Financial, Inc.	2,145,829	361,529,270
S&P Global, Inc.	3,723,563	1,941,502,984
State Street Corp.	3,438,005	349,370,068
T. Rowe Price Group, Inc.	2,605,427	304,626,525

		19,727,753,324

Chemicals — 1.3%
Air Products & Chemicals, Inc.	2,607,257	874,108,982
Albemarle Corp.	1,377,066	115,935,186
Celanese Corp.(b)	1,281,983	91,072,072
CF Industries Holdings, Inc.	2,040,951	188,196,092
Corteva, Inc.	8,060,406	526,102,700
Dow, Inc.	8,210,512	320,620,494
DuPont de Nemours, Inc.	4,901,674	376,448,563
Eastman Chemical Co.	1,357,758	135,300,585
Ecolab, Inc.	2,955,563	739,452,307
FMC Corp.	1,466,067	81,777,217
International Flavors & Fragrances, Inc.	2,998,578	261,146,158
Linde plc	5,584,268	2,491,253,640
LyondellBasell Industries NV, Class A	3,046,937	230,653,131
Mosaic Co. (The)	3,720,650	103,768,928
PPG Industries, Inc.	2,720,841	313,930,635
Sherwin-Williams Co. (The)	2,717,379	973,256,463

		7,823,023,153

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 0.6%
Cintas Corp.	4,020,324	$806,356,385
Copart, Inc.(a)(b)	10,281,390	595,600,923
Republic Services, Inc.	2,387,171	517,705,775
Rollins, Inc.	3,294,293	163,067,503
Veralto Corp.(b)	2,900,370	299,869,254
Waste Management, Inc.	4,283,482	943,479,745

		3,326,079,585

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	12,114,813	1,395,989,902
Cisco Systems, Inc.	46,747,062	2,832,871,957
F5, Inc.(a)(b)	681,334	202,533,345
Juniper Networks, Inc.	3,878,107	135,190,810
Motorola Solutions, Inc.	1,959,957	919,709,822

		5,486,295,836

Construction & Engineering — 0.1%
Quanta Services, Inc.(b)	1,731,158	532,521,512

Construction Materials — 0.1%
Martin Marietta Materials, Inc.(b)	716,777	390,012,701
Vulcan Materials Co.	1,548,780	424,598,037

		814,610,738

Consumer Finance — 0.7%
American Express Co.	6,526,633	2,071,879,646
Capital One Financial Corp.	4,474,141	911,427,263
Discover Financial Services	2,944,512	592,111,918
Synchrony Financial	4,566,135	314,971,992

		3,890,390,819

Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	5,196,265	5,091,716,148
Dollar General Corp.	2,579,112	183,271,699
Dollar Tree, Inc.(a)(b)	2,368,128	173,702,189
Kroger Co. (The)	7,806,079	481,166,710
Sysco Corp.	5,760,982	420,090,807
Target Corp.	5,402,687	745,084,564
Walgreens Boots Alliance, Inc.	8,411,032	86,465,409
Walmart, Inc	50,906,165	4,996,949,156

		12,178,446,682

Containers & Packaging — 0.2%
Amcor plc	16,945,388	164,709,171
Avery Dennison Corp.	942,535	175,057,026
Ball Corp.	3,499,940	194,946,658
International Paper Co.	4,072,289	226,541,437
Packaging Corp. of America	1,045,754	222,390,046
Smurfit WestRock plc(b)	5,795,250	307,669,822

		1,291,314,160

Distributors — 0.1%
Genuine Parts Co.	1,630,651	189,563,179
LKQ Corp.	3,044,979	113,851,765
Pool Corp.	445,830	153,476,977

		456,891,921

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	84,150,065	1,996,881,043
Verizon Communications, Inc.	49,369,483	1,944,663,935

		3,941,544,978

Electric Utilities — 1.5%
Alliant Energy Corp.	3,006,434	177,018,834
American Electric Power Co., Inc.	6,245,794	614,336,298
Constellation Energy Corp.	3,668,055	1,100,343,139
Duke Energy Corp.	9,059,486	1,014,571,837
Edison International	4,540,401	245,181,654

Security	Shares	Value

Electric Utilities (continued)
Entergy Corp.	5,029,052	$407,755,536
Evergy, Inc.	2,696,563	173,038,448
Eversource Energy	4,297,075	247,855,286
Exelon Corp.	11,784,450	471,378,000
FirstEnergy Corp.	6,015,426	239,413,955
NextEra Energy, Inc.	24,117,022	1,725,814,094
NRG Energy, Inc.	2,375,644	243,360,971
PG&E Corp.(b)	25,639,311	401,255,217
Pinnacle West Capital Corp.	1,334,324	116,032,815
PPL Corp.	8,655,817	290,835,451
Southern Co. (The)	12,849,919	1,078,750,700
Xcel Energy, Inc.	6,734,574	452,563,373

		8,999,505,608

Electrical Equipment — 0.8%
AMETEK, Inc.	2,712,723	500,660,157
Eaton Corp. plc	4,634,811	1,512,987,703
Emerson Electric Co.	6,687,168	868,997,482
GE Vernova, Inc.	3,232,794	1,205,444,227
Generac Holdings, Inc.(a)(b)	696,907	104,069,122
Hubbell, Inc.	629,442	266,260,260
Rockwell Automation, Inc.	1,324,031	368,649,951

		4,827,068,902

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	14,139,141	1,000,768,400
CDW Corp.	1,562,890	311,233,915
Corning, Inc.	9,037,271	470,661,074
Jabil, Inc.	1,323,397	214,932,907
Keysight Technologies, Inc.(a)(b)	2,035,269	362,990,226
TE Connectivity plc	3,508,499	519,152,597
Teledyne Technologies, Inc.(a)(b)	546,535	279,459,741
Trimble, Inc.(a)	2,863,194	214,625,022
Zebra Technologies Corp., Class A(a)(b)	604,916	237,090,777

		3,610,914,659

Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	11,604,922	535,915,298
Halliburton Co.	10,302,861	268,080,443
Schlumberger NV	16,561,401	667,093,232

		1,471,088,973

Entertainment — 1.4%
Electronic Arts, Inc.(b)	2,799,047	344,030,867
Live Nation Entertainment, Inc.(a)(b)	1,838,997	266,066,086
Netflix, Inc.(a)	5,013,125	4,896,619,975
Take-Two Interactive Software, Inc.(a)(b)	1,915,530	355,349,970
Walt Disney Co. (The)	21,238,259	2,401,197,562
Warner Bros Discovery, Inc.(a)(b)	26,183,104	273,351,606

		8,536,616,066

Financial Services — 4.5%
Apollo Global Management, Inc.(b)	5,242,248	896,319,563
Berkshire Hathaway, Inc., Class B(a)(b)	21,496,401	10,074,718,257
Corpay, Inc.(a)(b)	817,553	311,070,741
Fidelity National Information Services, Inc.	6,313,685	514,375,917
Fiserv, Inc.(a)(b)	6,672,144	1,441,449,990
Global Payments, Inc.	2,984,699	336,823,282
Jack Henry & Associates, Inc.	854,724	148,798,901
Mastercard, Inc., Class A	9,613,140	5,339,426,350
PayPal Holdings, Inc.(a)(b)	11,757,536	1,041,482,539
Visa, Inc., Class A	20,266,801	6,927,192,582

		27,031,658,122

Food Products — 0.6%
Archer-Daniels-Midland Co.	5,607,535	287,274,018
Bunge Global SA	1,635,519	124,512,061

2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Campbell’s Co. (The)	2,300,726	$89,199,147
Conagra Brands, Inc.	5,599,915	144,981,799
General Mills, Inc.	6,510,770	391,557,708
Hershey Co. (The)	1,732,949	258,642,638
Hormel Foods Corp.	3,411,442	102,275,031
J M Smucker Co. (The)	1,248,128	133,412,402
Kellanova	3,153,176	257,709,075
Kraft Heinz Co. (The)	10,352,066	308,905,649
Lamb Weston Holdings, Inc.	1,670,274	100,116,224
McCormick & Co., Inc. (Non-Voting), NVS	2,958,376	228,475,379
Mondelez International, Inc., Class A	15,682,289	909,415,939
Tyson Foods, Inc., Class A	3,351,589	189,331,263

		3,525,808,333

Gas Utilities — 0.0%
Atmos Energy Corp.	1,820,537	259,444,728

Ground Transportation — 0.9%
CSX Corp.	22,616,035	743,389,070
JB Hunt Transport Services, Inc.	934,450	159,996,529
Norfolk Southern Corp.	2,653,287	677,384,171
Old Dominion Freight Line, Inc.	2,203,392	408,971,589
Uber Technologies, Inc.(a)(b)	24,695,248	1,650,877,329
Union Pacific Corp.	7,110,035	1,761,795,573

		5,402,414,261

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	20,341,269	2,602,258,543
Align Technology, Inc.(a)(b)	823,295	180,392,168
Baxter International, Inc.	5,988,667	194,990,998
Becton Dickinson & Co.	3,389,814	839,317,946
Boston Scientific Corp.(a)	17,284,689	1,769,260,766
Cooper Cos., Inc. (The)(a)	2,336,055	225,546,110
Dexcom, Inc.(a)(b)	4,580,803	397,751,125
Edwards Lifesciences Corp.(a)	6,917,034	501,139,113
GE HealthCare Technologies, Inc.(b)	5,358,095	473,119,789
Hologic, Inc.(a)(b)	2,724,030	196,511,524
IDEXX Laboratories, Inc.(a)(b)	960,327	405,306,010
Insulet Corp.(a)(b)	822,642	229,007,080
Intuitive Surgical, Inc.(a)(b)	4,177,182	2,388,846,842
Medtronic plc	15,040,465	1,365,975,031
ResMed, Inc.	1,721,590	406,605,126
Solventum Corp.(a)(b)	1,621,024	120,053,038
STERIS plc	1,157,611	255,426,867
Stryker Corp.	4,023,728	1,574,444,529
Teleflex, Inc.	544,070	98,063,177
Zimmer Biomet Holdings, Inc.	2,334,691	255,601,971

		14,479,617,753

Health Care Providers & Services — 2.2%
Cardinal Health, Inc.	2,838,248	350,977,748
Cencora, Inc.	2,056,717	522,838,029
Centene Corp.(a)	5,920,937	379,117,596
Cigna Group (The)	3,262,112	959,745,971
CVS Health Corp.	14,758,307	833,549,179
DaVita, Inc.(a)(b)	528,187	93,066,549
Elevance Health, Inc.	2,719,938	1,076,279,467
HCA Healthcare, Inc.	2,138,839	705,624,374
Henry Schein, Inc.(a)(b)	1,460,434	116,834,720
Humana, Inc.	1,412,151	414,085,038
Labcorp Holdings, Inc.	980,897	245,028,071
McKesson Corp.	1,488,722	885,417,409
Molina Healthcare, Inc.(a)(b)	670,829	208,232,030
Quest Diagnostics, Inc.	1,308,995	213,497,084
UnitedHealth Group, Inc.	10,792,871	5,855,024,589

Security	Shares	Value

Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	688,987	$129,915,389

		12,989,233,243

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	1,824,387	177,604,074
Healthpeak Properties, Inc.	8,204,888	169,512,986
Ventas, Inc.	4,919,923	297,261,748
Welltower, Inc.	6,937,622	946,846,651

		1,591,225,459

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	8,187,805	136,818,222

Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(a)	5,076,677	665,907,722
Booking Holdings, Inc.	388,156	1,838,912,339
Caesars Entertainment, Inc.(a)(b)	2,488,843	89,722,790
Carnival Corp.(a)(b)	12,182,191	337,081,225
Chipotle Mexican Grill, Inc.(a)	15,980,162	932,442,453
Darden Restaurants, Inc.	1,378,011	269,042,868
Domino’s Pizza, Inc.	405,095	181,936,266
Expedia Group, Inc.(a)(b)	1,440,437	246,242,705
Hilton Worldwide Holdings, Inc.	2,858,994	732,102,594
Las Vegas Sands Corp.	4,081,513	187,055,741
Marriott International, Inc., Class A	2,705,022	786,052,343
McDonald’s Corp.	8,404,345	2,426,334,402
MGM Resorts International(a)(b)	2,650,536	91,390,481
Norwegian Cruise Line Holdings Ltd.(a)(b)	5,154,216	146,122,024
Royal Caribbean Cruises Ltd.	2,901,038	773,416,731
Starbucks Corp.	13,293,415	1,431,434,927
Wynn Resorts Ltd.	1,083,513	94,103,104
Yum! Brands, Inc.	3,272,891	427,112,275

		11,656,412,990

Household Durables — 0.3%
DR Horton, Inc.	3,420,100	485,312,190
Garmin Ltd.	1,801,620	388,879,677
Lennar Corp., Class A	2,800,654	367,557,831
Millrose Properties, Inc., Class A(a)	1,406,320	15,553,894
Mohawk Industries, Inc.(a)	615,164	75,234,557
NVR, Inc.(a)(b)	35,935	288,061,428
PulteGroup, Inc.	2,405,153	273,658,308

		1,894,257,885

Household Products — 1.1%
Church & Dwight Co., Inc.	2,873,276	303,188,084
Clorox Co. (The)	1,451,674	230,351,630
Colgate-Palmolive Co.	9,581,710	830,734,257
Kimberly-Clark Corp.	3,911,034	508,317,089
Procter & Gamble Co. (The)	27,619,365	4,584,538,396

		6,457,129,456

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	8,325,891	91,584,801
Vistra Corp.	3,990,090	670,454,823

		762,039,624

Industrial Conglomerates — 0.4%
3M Co.	6,386,457	972,018,756
Honeywell International, Inc.	7,625,939	1,706,075,073

		2,678,093,829

Industrial REITs — 0.2%
Prologis, Inc.	10,861,958	1,295,288,492

Insurance — 2.1%
Aflac, Inc.	5,863,590	629,632,294
Allstate Corp. (The)	3,105,546	597,289,662

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
American International Group, Inc.	7,315,414	$538,853,395
Aon plc, Class A	2,536,314	940,515,957
Arch Capital Group Ltd.	4,394,591	409,004,584
Arthur J Gallagher & Co.	2,929,628	884,220,323
Assurant, Inc.	600,771	129,279,912
Brown & Brown, Inc.	2,783,527	291,323,936
Chubb Ltd.	4,396,516	1,195,324,770
Cincinnati Financial Corp.	1,833,479	251,278,297
Erie Indemnity Co., Class A, NVS	292,723	117,952,733
Everest Group Ltd.	504,187	175,210,024
Globe Life, Inc.	983,341	120,056,103
Hartford Financial Services Group, Inc. (The)	3,399,772	379,244,567
Loews Corp.(b)	2,120,021	181,155,794
Marsh & McLennan Cos., Inc.	5,759,763	1,249,177,399
MetLife, Inc.	6,821,250	590,106,338
Principal Financial Group, Inc.	2,467,848	203,474,068
Progressive Corp. (The)	6,870,260	1,693,106,874
Prudential Financial, Inc.	4,175,082	504,182,902
Travelers Cos., Inc. (The)	2,662,425	652,773,362
Willis Towers Watson plc	1,181,277	389,307,555
WR Berkley Corp.	3,530,576	207,703,786

		12,330,174,635

Interactive Media & Services — 7.2%
Alphabet, Inc., Class A	68,525,301	13,980,531,910
Alphabet, Inc., Class C, NVS	55,815,224	11,475,610,054
Match Group, Inc.(b)	2,941,055	104,995,664
Meta Platforms, Inc., Class A	25,566,527	17,619,939,078

		43,181,076,706

IT Services — 1.2%
Accenture plc, Class A	7,328,160	2,820,975,192
Akamai Technologies, Inc.(a)(b)	1,762,009	176,024,699
Cognizant Technology Solutions Corp., Class A	5,814,904	480,369,219
EPAM Systems, Inc.(a)	665,454	168,998,698
Gartner, Inc.(a)(b)	904,607	491,047,818
GoDaddy, Inc., Class A(a)(b)	1,646,473	350,122,483
International Business Machines Corp.	10,844,014	2,772,814,380
VeriSign, Inc.(a)	969,254	208,389,610

		7,468,742,099

Leisure Products — 0.0%
Hasbro, Inc.	1,535,495	88,813,031

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	3,369,712	510,578,762
Bio-Techne Corp.	1,864,494	137,133,534
Charles River Laboratories International, Inc.(a)(b)	598,986	98,688,933
Danaher Corp.(b)	7,538,894	1,679,213,250
IQVIA Holdings, Inc.(a)	2,022,160	407,182,138
Mettler-Toledo International, Inc.(a)(b)	247,489	337,683,891
Revvity, Inc.(b)	1,427,432	180,041,998
Thermo Fisher Scientific, Inc.	4,485,866	2,681,426,402
Waters Corp.(a)(b)	695,980	289,165,770
West Pharmaceutical Services, Inc.	849,349	290,095,151

		6,611,209,829

Machinery — 1.7%
Caterpillar, Inc.	5,662,187	2,103,162,739
Cummins, Inc.	1,608,838	573,148,537
Deere & Co.	2,984,105	1,422,105,079
Dover Corp.	1,608,955	327,711,954
Fortive Corp.(b)	4,068,936	330,926,565
IDEX Corp.	888,063	199,201,412
Illinois Tool Works, Inc.	3,151,517	816,747,146
Ingersoll Rand, Inc.(b)	4,726,430	443,339,134
Nordson Corp.	637,427	140,374,174

Security	Shares	Value

Machinery (continued)
Otis Worldwide Corp.	4,684,781	$447,021,803
PACCAR, Inc.	6,148,876	681,787,371
Parker-Hannifin Corp.	1,509,598	1,067,361,266
Pentair plc	1,937,854	200,916,703
Snap-on, Inc.	615,790	218,697,818
Stanley Black & Decker, Inc.	1,808,096	159,239,015
Westinghouse Air Brake Technologies Corp.	2,015,883	419,142,393
Xylem, Inc.	2,849,200	353,414,768

		9,904,297,877

Media — 0.4%
Charter Communications, Inc., Class A(a)(b)	1,133,996	391,784,278
Comcast Corp., Class A	44,765,983	1,506,822,988
Fox Corp., Class A, NVS(b)	2,590,475	132,580,511
Fox Corp., Class B	1,548,862	75,274,693
Interpublic Group of Cos., Inc. (The)	4,363,161	125,091,826
News Corp., Class A, NVS	4,443,855	124,961,202
News Corp., Class B(b)	1,314,032	41,589,113
Omnicom Group, Inc.	2,288,034	198,578,471
Paramount Global, Class B, NVS	6,981,161	75,955,031

		2,672,638,113

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	16,851,946	604,142,264
Newmont Corp.	13,351,467	570,374,670
Nucor Corp.	2,753,829	353,674,259
Steel Dynamics, Inc.	1,660,506	212,876,869

		1,741,068,062

Multi-Utilities — 0.6%
Ameren Corp.	3,130,466	294,889,897
CenterPoint Energy, Inc.	7,643,226	248,939,871
CMS Energy Corp.	3,501,652	231,109,032
Consolidated Edison, Inc.	4,062,636	380,831,499
Dominion Energy, Inc.	9,851,435	547,641,272
DTE Energy Co.	2,429,204	291,212,975
NiSource, Inc.	5,474,271	204,190,308
Public Service Enterprise Group, Inc.	5,843,064	488,129,567
Sempra	7,428,350	616,033,065
WEC Energy Group, Inc.	3,710,126	368,267,107

		3,671,244,593

Office REITs — 0.0%
BXP, Inc.	1,703,902	124,623,392

Oil, Gas & Consumable Fuels — 2.9%
APA Corp.	4,342,147	95,223,284
Chevron Corp.	19,600,541	2,924,204,712
ConocoPhillips	15,170,504	1,499,300,910
Coterra Energy, Inc.	8,638,819	239,468,063
Devon Energy Corp.	7,703,964	262,705,172
Diamondback Energy, Inc.	2,191,600	360,211,376
EOG Resources, Inc.	6,596,280	829,746,061
EQT Corp.	6,997,768	357,725,900
Exxon Mobil Corp.	51,544,618	5,506,511,541
Hess Corp.	3,241,404	450,652,398
Kinder Morgan, Inc.	22,667,726	622,909,110
Marathon Petroleum Corp.	3,769,171	549,205,906
Occidental Petroleum Corp.	7,923,355	369,624,511
ONEOK, Inc.	7,276,309	707,038,945
Phillips 66	4,843,434	570,895,566
Targa Resources Corp.	2,557,392	503,294,746
Texas Pacific Land Corp.(b)	220,817	286,437,188
Valero Energy Corp.	3,712,834	493,806,922
Williams Cos., Inc. (The)	14,296,281	792,442,856

		17,421,405,167

2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	7,518,843	$505,792,569
Southwest Airlines Co.	7,033,573	216,001,027
United Airlines Holdings, Inc.(a)(b)	3,856,979	408,222,657

		1,130,016,253

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,737,679	228,404,559
Kenvue, Inc.	22,485,128	478,708,375

		707,112,934

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	23,785,974	1,402,183,167
Eli Lilly & Co.	9,240,678	7,494,929,112
Johnson & Johnson	28,236,022	4,296,110,747
Merck & Co., Inc.	29,666,962	2,931,689,185
Pfizer, Inc.	66,461,097	1,762,548,293
Viatris, Inc.	13,992,354	157,833,753
Zoetis, Inc., Class A	5,291,155	904,258,390

		18,949,552,647

Professional Services — 0.6%
Automatic Data Processing, Inc.	4,778,557	1,447,950,557
Broadridge Financial Solutions, Inc.	1,370,846	326,562,934
Dayforce, Inc.(a)(b)	1,847,148	130,667,249
Equifax, Inc.	1,453,679	399,441,916
Jacobs Solutions, Inc.	1,457,161	204,191,971
Leidos Holdings, Inc.	1,564,872	222,258,770
Paychex, Inc.	3,756,510	554,723,832
Paycom Software, Inc.(b)	569,440	118,192,966
Verisk Analytics, Inc.	1,656,088	476,025,935

		3,880,016,130

Real Estate Management & Development — 0.1%(a)(b)
CBRE Group, Inc., Class A	3,527,674	510,595,535
CoStar Group, Inc.	4,807,914	368,286,212

		878,881,747

Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,665,929	369,019,933
Camden Property Trust	1,250,365	142,179,004
Equity Residential	4,004,085	282,808,523
Essex Property Trust, Inc.	753,865	214,527,363
Invitation Homes, Inc.	6,681,571	208,130,937
Mid-America Apartment Communities, Inc.	1,370,741	209,147,662
UDR, Inc.	3,518,378	146,857,098

		1,572,670,520

Retail REITs — 0.3%
Federal Realty Investment Trust	895,686	97,298,370
Kimco Realty Corp.	7,905,458	177,477,532
Realty Income Corp.	10,264,264	560,839,385
Regency Centers Corp.	1,913,835	137,489,906
Simon Property Group, Inc.	3,596,832	625,345,212

		1,598,450,405

Semiconductors & Semiconductor Equipment — 10.5%
Advanced Micro Devices, Inc.(a)(b)	19,031,892	2,206,747,877
Analog Devices, Inc.	5,822,752	1,233,782,921
Applied Materials, Inc.	9,668,412	1,743,698,104
Broadcom, Inc.	54,775,391	12,120,150,767
Enphase Energy, Inc.(a)(b)	1,582,458	98,555,484
First Solar, Inc.(a)(b)	1,255,550	210,329,736
Intel Corp.	50,581,829	982,804,938
KLA Corp.	1,568,706	1,158,081,517
Lam Research Corp.	15,089,934	1,223,039,151
Microchip Technology, Inc.	6,297,926	341,977,382
Micron Technology, Inc.(b)	13,003,073	1,186,400,381

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	572,081	$364,627,267
NVIDIA Corp.	287,681,944	34,541,971,016
NXP Semiconductors NV(b)	2,980,681	621,621,023
ON Semiconductor Corp.(a)	4,993,645	261,367,379
QUALCOMM, Inc.	13,029,541	2,253,198,525
Skyworks Solutions, Inc.	1,871,775	166,138,749
Teradyne, Inc.	1,909,995	221,158,321
Texas Instruments, Inc.	10,698,263	1,975,006,332

		62,910,656,870

Software — 10.1%
Adobe, Inc.(a)(b)	5,162,558	2,258,360,997
ANSYS, Inc.(a)(b)	1,025,594	359,470,697
Autodesk, Inc.(a)	2,521,469	785,034,158
Cadence Design Systems, Inc.(a)(b)	3,216,492	957,292,349
Crowdstrike Holdings, Inc., Class A(a)(b)	2,729,248	1,086,431,751
Fair Isaac Corp.(a)(b)	285,546	534,987,564
Fortinet, Inc.(a)	7,460,684	752,633,802
Gen Digital, Inc.	6,359,687	171,139,177
Intuit, Inc.	3,287,196	1,977,281,266
Microsoft Corp.	87,194,497	36,190,947,925
Oracle Corp.	18,849,047	3,205,468,933
Palantir Technologies, Inc., Class A(a)(b)	24,039,733	1,983,037,575
Palo Alto Networks, Inc.(a)(b)	7,675,843	1,415,578,966
PTC, Inc.(a)(b)	1,408,845	272,583,331
Roper Technologies, Inc.	1,257,555	723,911,536
Salesforce, Inc.	11,211,740	3,831,051,558
ServiceNow, Inc.(a)(b)	2,415,917	2,460,321,555
Synopsys, Inc.(a)	1,801,550	946,678,494
Tyler Technologies, Inc.(a)(b)	501,935	301,984,173
Workday, Inc., Class A(a)(b)	2,498,015	654,629,811

		60,868,825,618

Specialized REITs — 0.9%
American Tower Corp.	5,480,251	1,013,572,422
Crown Castle, Inc.	5,096,860	455,047,661
Digital Realty Trust, Inc.	3,656,836	599,209,147
Equinix, Inc.	1,131,589	1,033,887,606
Extra Space Storage, Inc.	2,486,098	382,859,092
Iron Mountain, Inc.	3,441,628	349,566,156
Public Storage	1,848,273	551,672,525
SBA Communications Corp.	1,261,002	249,123,555
VICI Properties, Inc.	12,363,097	368,049,398
Weyerhaeuser Co.(b)	8,521,178	260,918,470

		5,263,906,032

Specialty Retail — 1.9%
AutoZone, Inc.(a)(b)	198,246	664,165,732
Best Buy Co., Inc.	2,288,769	196,513,706
CarMax, Inc.(a)(b)	1,814,697	155,410,651
Home Depot, Inc. (The)	11,649,103	4,799,197,454
Lowe’s Cos., Inc.	6,653,086	1,730,068,484
O’Reilly Automotive, Inc.(a)	677,055	876,393,533
Ross Stores, Inc.	3,890,838	585,804,569
TJX Cos., Inc. (The)	13,227,424	1,650,650,241
Tractor Supply Co.	6,326,014	343,882,121
Ulta Beauty, Inc.(a)	552,554	227,735,131

		11,229,821,622

Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	177,274,739	41,836,838,403
Dell Technologies, Inc., Class C	3,602,346	373,203,046
Hewlett Packard Enterprise Co.	15,230,480	322,733,871
HP, Inc.	11,302,253	367,323,222
NetApp, Inc.	2,401,647	293,241,099
Seagate Technology Holdings plc	2,480,774	239,047,383

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.(a)(b)	5,903,750	$168,374,950
Western Digital Corp.(a)	4,054,381	264,061,834

		43,864,823,808

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	1,781,706	316,003,376
Lululemon Athletica, Inc.(a)(b)	1,324,709	548,694,468
NIKE, Inc., Class B	13,963,048	1,073,758,391
Ralph Lauren Corp., Class A	471,656	117,772,503
Tapestry, Inc.	2,732,989	199,344,218

		2,255,572,956

Tobacco — 0.6%
Altria Group, Inc.	19,876,359	1,038,142,230
Philip Morris International, Inc.	18,234,709	2,374,159,112

		3,412,301,342

Trading Companies & Distributors — 0.3%
Fastenal Co.	6,718,670	492,075,391
United Rentals, Inc.	769,600	583,402,976
WW Grainger, Inc.	519,739	552,311,043

		1,627,789,410

Water Utilities — 0.1%
American Water Works Co., Inc.	2,285,670	284,885,909

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	5,716,162	1,331,694,261

Total Long-Term Investments — 99.8% (Cost: $517,981,225,678)		599,923,431,478

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.7%(c)(d)
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)	2,850,071,802	$2,851,496,838
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%	1,391,665,214	1,391,665,214

Total Short-Term Securities — 0.7% (Cost: $4,241,552,161)		4,243,162,052

Total Investments — 100.5% (Cost: $522,222,777,839)		604,166,593,530

Liabilities in Excess of Other Assets — (0.5)%		(3,186,031,012)

Net Assets — 100.0%		$600,980,562,518

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	3,414	03/21/25	$1,035,680	$6,384,864

2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Core S&P 500 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$599,907,877,584	$15,553,894	$—	$599,923,431,478
Short-Term Securities
Money Market Funds	4,243,162,052	—	—	4,243,162,052

	$604,151,039,636	$15,553,894	$—	$604,166,593,530

Derivative Financial Instruments(a)
Assets
Equity contracts	$6,384,864	$—	$—	$6,384,864

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S

Statements of Assets and Liabilities (unaudited)

January 31, 2025

iShares Core S&P 500 ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$598,087,121,700
Investments, at value — affiliated(c)	6,079,471,830
Cash	4,768
Cash pledged:
Futures contracts	96,886,000
Receivables:
Investments sold	149,947,142
Securities lending income — affiliated	618,743
Capital shares sold	1,778,823
Dividends — unaffiliated	331,900,694
Dividends — affiliated	4,397,959

Total assets	604,752,127,659

LIABILITIES
Collateral on securities loaned	2,998,884,868
Payables:
Investments purchased	746,967,605
Capital shares redeemed	1,423,058
Investment advisory fees	15,155,262
Variation margin on futures contracts	9,134,348

Total liabilities	3,771,565,141

Commitments and contingent liabilities

NET ASSETS	$600,980,562,518

NET ASSETS CONSIST OF:
Paid-in capital	$462,759,198,834
Accumulated earnings	138,221,363,684

NET ASSETS	$600,980,562,518

NET ASSET VALUE
Shares outstanding	993,450,000

Net asset value	$604.94

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$516,527,242,733
(b) Securities loaned, at value	$2,778,348,095
(c) Investments, at cost — affiliated	$5,695,535,106

2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date:	March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date:	March 24, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date:	March 24, 2025